March 31, 2010



Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           1
First Quarter
Report 2010
















               Volumetric Fund, Inc.

                     (Logo)














To our shareholders:

	After a relatively poor start in January, the market has turned around nicely in early February and ended up with reasonably good gains by the end of the first quarter. Similarly, Volumetric Fund?s net asset value per share, NAV, advanced 4.1%, from $15.02 to $15.63, during this period. Overall, as indicated in the table below, our fund?s performance was comparable to those of major indices in the first quarter. We are still pleased with our ?Volume & Range?, introduced in 2000, as it continues to outperform the market on a long-term basis.

    		 First Quarter  Since
                     2010      9/1/2000*
  Volumetric Fund   + 4.1%      + 26.6%
  S&P 500 Index     + 4.9       - 23.1
  NYSE Index        + 3.9       +  4.1
  Dow-Jones 30      + 4.1       -  3.4
  NASDAQ Comp.      + 5.7       - 43.4
    *Introduction of ?Volume and Range? system

    The Volumetric Index, which measures the value of a hypothetical investment of $10,000 in Volumetric Fund since its inception on January 1, 1979, closed out the quarter at $171,400. This is equivalent to a 10.41% average annual return since the Fund?s inception 31 years ago.

PORTFOLIO REVIEW

    At the end of the quarter we had 72 securities in our portfolio. Our average stock is up 30%. The portfolio contains 66 gainers and 6 minor losers. Our cash position, as of March 31, was 14.6%, essentially unchanged from 14.5% at the end 2009. As of March 31, our best performing stock was Dress Barn, which has nearly tripled, with a 191% gain. Our worst performer was Genzyme with a 10% loss.

    During the first quarter, we purchased 21 stocks and sold 19, as indicated below.

	Purchases: Amgen, Barrick Gold, BJ Wholesale, Bunge Ltd., Diebold, Dow-Jones Industrials Trust ETF, Ely Lilly & Co., FMC Corp., Genzyme, Granite Construction, Heartland Express, JC Penney, Lockheed Martin, Marathon Oil, McAffee Inc., MEMC Electronic Materials, Newmont Mining, SAIC Inc., Sunoco, Telephone & Data Systems and Vulcan Materials.

    Sales: Alliant Techsystems, AT & T, Beck-man Coulter, C.H. Robinson Worldwide,, Diamond Offshore Drilling, Exelon Corp., IBM, Leucadia National, McKesson, Monsanto, Navigant Consulting, Nu-Skin Enterprises, Pfizer, PPL, Stericycle, SPDR Technology ETF, Texas Instruments, Verisign and Yahoo. Among our stocks sold during the first quarter, the three most profitable were: McKesson with a 64% realized gain, Nu-Skin with a 49% net gain and Diamond Offshore Drilling with a 33% realized gain.

    Currently, our ten top common stocks are the following:

            TOP TEN COMMON STOCK HOLDINGS*
           -------------------------------
                  (as of 3/31/2010)

	                   % of Total  % Gain

    Dress Barn                   3.12%  191.4%
    Lancaster Colony             2.00    94.5
    Tiffany                      1.79   114.6
    Lincare Holdings             1.72    86.6
    Citrix Systems               1.61   104.2
    Bristol-Myers Squibb         1.61    49.1
    Mack-Cali Realty             1.44    76.2
    Stanley Black & Decker       1.43    72.2
    National Fuel Gas            1.42    53.1
    Hasbro                       1.36    50.3
     *Indices and Exchange traded funds (ETFs) are not included

    In addition to the above common stocks, our SPDR Financial ETF advanced a strong 116%, representing 1.72% of our portfolio.

ANNUAL MEETING

	The annual meeting of shareholders will be held at 8 p.m., Wednesday, June 23, 2010, at the Holiday Inn, 329 Route 303, Orangeburg, New York. Invitations and proxy statements will be sent to shareholders around the middle of May. Shareholders of record at the close of business on April
30, 2010, are entitled to receive proxy material and an invitation to attend the meeting.

    At the meeting, as described in the Proxy Statement, you will be asked to elect nine directors and ratify the appointment of BBD, LLP, as independent registered public accounting firm of the Fund for calendar year 2010. We will also review Volumetric?s year-to-date performance.

PRIVACY POLICY

    According to federal law and regulations, financial institutions, including mutual funds, are required to disclose their privacy policy to
their clients and shareholders   annually. To meet this requirement, our
fund?s privacy policy is described in the following paragraphs.
    Volumetric Fund and its affiliate Volumetric Advisers, Inc. work hard to maintain the highest standard of confidentiality and to respect the privacy of its shareholders and clients. The non-public personal information collected about you comes primarily from the account applications or other forms you submit to Volumetric Fund, Inc.

    We do not market or disclose information about you to anyone, except as permitted by law. For example, this may include disclosing information according to your express consent to fulfill your instructions, such as in a mortgage application, or to comply with applicable laws and regulations.

    We limit information about you to those of our employees who are involved in servicing your account. We maintain physical, electronic, and procedural safeguards that are designed to comply with federal standards to guard the information. If our relationship ends, we will continue to treat the information as described in this Privacy Policy notice.

UPDATE AND OUTLOOK

	The market rally which started in the first quarter has continued in April. During the first 21 days of the month, Volumetric Fund?s shares advanced 3.3% to $16.14, bringing our NAV up 7.5% year-to-date. The market, as measured by the S&P 500 Index, is up 8.1%. Our current cash remains at 15%. (On a cash adjusted basis, we have surpassed the S&P 500 Index with an 8.8% return.) Many of our securities moved sharply higher and six doubled. Our current leaders are: Dress Barn, which more then tripled and shot up 226%. It is followed by Tiffany, up 128%, SPDR Financial ETF, up 126%, Citrix Systems, up 114%, Lancaster Colony, up
101% and Lincare Holdings, up 100%.

    Overall, we are moderately optimistic for 2010. Although the current, relatively fast growth of the market is unlikely to continue, we still expect the market to advance about 10-15% this year. The main reason for our positive outlook is extremely low interest rates. The Fed is expected to keep rates low for now. Because of this, stocks will remain competitive with money market funds and other monetary instruments which generally yield less than 1%. In any case, with our proprietary volume analysis, we will keep a sharp eye on the market. We will increase our cash to higher levels, whenever our volume indicator turns negative and gives a sell signal.

    We appreciate your continued support. You can follow our NAV daily on our website: Volumetric.com. Also, you may type in our ticker symbol, VOLMX, on any stock market website. We hope to see many of you at our annual meeting. Please do not hesitate to call us, if you have any questions.

April 22, 2010

       Sincerely,


/s/Gabriel Gibs                     Irene Zawitkowski

Gabriel Gibs                     Irene Zawitkowski
Chairman & CEO		               President





	         VOLUMETRIC FUND, INC.
	        STATEMENT OF NET ASSETS
                    March 31, 2010
	              (Unaudited)

Equities: 85.4%
SHARES	COMPANY	                                     VALUE
 	Aerospace/Defense: 6.8%
 2,200	L-3 Communications	                   $201,586
 2,300	Lockheed Martin	                            191,406
12,000	Orbital Sciences*	                    228,120
 3,800	Raytheon	                            217,056
10,000	SAIC Inc. 	                            177,000
 3,300	United Technologies	                    242,913
                                                 ----------
		                                  1,258,081
                                                 ----------
	Air Transport: 1.4%
19,000	Southwest Air Lines	                    251,180
                                                 ----------
	Chemicals: 2.0%
 3,200	FMC	                                    193,728
 5,000	Pentair	                                    178,100
                                                 ----------
 		                                    371,828
                                                 ----------
 	Communications: 3.4%
25,000	Earthlink	                            213,500
 4,700	Harris Corp. 	                            223,203
 5,500	Telephone & Data Systems	            186,175
                                                 ----------
		                                    622,878
                                                 ----------
	Computers/Hardware: 1,1%
 8,000	Cisco Systems*	                            208,240
                                                 ----------
	Computers/Software: 2.6%
 6,300	Citrix Systems*	                            299,061
 4,500	McAffe*	                                    180,585
                                                 ----------
		                                    479,646
                                                 ----------
	Consumer Products: 5.5%
 3,000	Church & Dwight	                            200,850
 6,600	Hasbro	                                    252,648
 6,300	Lancaster Colony	                    371,448
 3,000	Procter & Gamble	                    189,810
                                                 ----------
		                                  1,014,756
                                                 ----------
	Drugs: 5.4%
 3,000	Amgen*	                                    179,513
10,000	Bristol-Myers Squibb	                    267,000
 3,200	Genzyme*	                            165,856
 3,100	Johnson & Johnson                     	    202,120
 5,300	Lilly, Ely	                            191,966
                                                 ----------
		                                  1,006,455
                                                 ----------
	Educational Services: 1.2%
 3,300	DeVry Inc.	                            215,160
                                                 ----------
	Electrical/Semiconductor: 5.4%
 9,000	Altera	                                    218,700
10,000	Intel	                                    222,900
20,000	JDS Uniphase*	                            250,400
12,500	MEMC Electronics*	                    191,625
 1,100	W.W. Grainger	                            118,932
                                                 ----------
  	 	                                  1,002,557
                                                 ----------
	Financial Services/Banks: 2.6%
 9,000	Bank of America	                            160,650
20,000	SPDR Financial ETF	                    319,000
                                                 ----------
		                                    479,650
                                                 ----------
`	Foods/Beverage: 4.3%
 2,900	Bunge Ltd.	                            178,727
 3,400	Coca Cola	                            187,000
 9,100	Conagra Foods            	            228,137
 4,800	Hansen Natural*	                            208,224
                                                 ----------
		                                    802,088
                                                 ----------
	Gold: 2.1%
 5,000	Barrick Gold	                            191,700
 4,000	Newmont Mining	                            203,720
                                                 ----------
		                                    395,420
                                                 ----------
	Indexes: 3.2%
 3,500	Dow-Jones Industrial Trust ETF	            380,135
 1,800	SPDR S&P 500 Trust ETF	                    210,600
                                                 ----------
		                                    590,735
                                                 ----------
	Insurance: 1.1%
 6,000	Aetna Inc.	                            210,660
                                                 ----------



SHARES	COMPANY                                     VALUE
	Machinery: 4.9%
 3,700 	Deere	                                   $220,002
 6,100 	Diebold	                                    193,736
 3,700 	Parker-Hannifin	                            239,538
 4,600 	Stanley Black & Decker	                    264,086
                                                 ----------
   	 	                                    917,362
                                                 ----------
	Materials/Metals: 2.9%
 12,500 Alcoa	                                    178,000
 6,100 	Granite Construction                  	    184,342
 3,700 	Vulcan Materials	                    174,788
                                                 ----------
		                                    537,130
                                                 ----------
	Medical/Health : 2.7%
 2,000 	C.R. Bard	                            173,240
 7,100 	Lincare Holdings*	                    318,648
                                                 ----------
		                                    491,888
                                                 ----------
	Misc./Diversified: 3.9%
 5,400 	Carlisle	                            205,740
 5,400 	Clarcor	                                    186,246
 5,600 	Mueller Industries	                    150,024
 5,500	Waste Connections*	                    186,780
                                                 ----------
		                                    728,790
                                                 ----------
	Oil/Energy: 4.4%
 3,000	Hess	                                    187,650
 6,000	Marathon Oil	                            189,840
 5,000	National Fuel Gas	                    252,750
 6,600	Sunoco	                                    196,086
                                                 ----------
		                                    826,326
                                                 ----------
	Real Estate: 1.4%
 7,500	Mack-Cali Realty	                    264,375
                                                 ----------
	Restaurants: 2.3%
 3,000	McDonald's	                            200,160
 3,000	Panera Bread*	                            229,470
                                                 ----------
		                                    429,630
                                                 ----------
	Retail: 9.2%
 5,000	BJ Wholesale*	                            184,950
 3,700	Costco	                                    220,927
22,100	Dress Barn*                 	            577,749
 6,500	JC Penney	                            209,105
 7,000	Tiffany	                                    332,430
 3,300	Wal-Mart	                            183,480
                                                 ----------
		                                  1,708,641
                                                 ----------
	Transportation: 3.4%
11,000	Heartland Express	                    181,500
10,000	Knight Transportation                       210,900
 6,100	Overseas Shipholding Group	            239,303
                                                 ----------
		                                    631,703
                                                 ----------
	Utilities: 2.0%
10,700	Aqua America	                            187,999
 5,500	Edison International	                    187,935
                                                 ----------
		                                    375,934
                                                 ----------
TOTAL EQUITIES:
(COST:	$12,353,222)	                         15,821,113
                                                 ----------
CASH EQUIVALENTS & RECEIVABLES: 14.6%
   Cash		                                     45,791
   JP Morgan Interest Bearing Deposit Acct.	  2,282,810
   Dividends and interest receivable		     14,513
   Receivable from broker		            368,959
                                                 ----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES		  2,712,073
                                                 ----------
TOTAL ASSETS		                         18,533,186
   Less liabilities:		 -
NET ASSETS: 100.0%		                $18,533,186
                                                ===========
VOLUMETRIC SHARES OUTSTANDING	                  1,185,571
                                                 ----------
NET ASSET VALUE PER SHARE		             $15.63
                                                    =======

*  Non-income producing security







Volumetric Fund, Inc.
---------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
Ticker: VOLMX
www.volumetric.com

Investment Adviser and
----------------------
Transfer Agent
--------------
Volumetric Advisers, Inc.
Pearl River, New York

Custodian
----------
J.P. Morgan Chase
New York, New York

Independent Registered Public
-----------------------------
Accounting Firm
---------------

BBD, LLP
Philadelphia, Pennsylvania

Board of Directors
-------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Josef  Haupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers
---------
Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer